UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	June 30, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		6,579,988

Form 13F Information Table Value Total:		$201,719,312



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





3M Company
COM
88579Y101
1,934,149
24,486
24,486
N/A
N/A

N/A
24,486
N/A
Abbott Labs
COM
002824100
2,782,334
59,477
59,477
N/A
N/A

N/A
59,477
N/A
Adobe Systems Inc.
COM
00724F101
1,642,995
62,164
62,164
N/A
N/A

N/A
62,164
N/A
Aflac Incorporated
COM
001055102
576,045
13,500
13,500
N/A
N/A

N/A
13,500
N/A
Alcoa Inc.
COM
013817101
1,172,020
116,503
116,503
N/A
N/A

N/A
116,503
N/A
Allergan Inc.
COM
018490102
1,328,736
22,807
22,807
N/A
N/A

N/A
22,807
N/A
Altria Group Inc.
COM
02209S103
2,260,432
112,796
112,796
N/A
N/A

N/A
112,796
N/A
American Express Co.
COM
025816109
2,169,407
54,645
54,645
N/A
N/A

N/A
54,645
N/A
Amgen Inc.
COM
031162100
2,388,250
45,404
45,404
N/A
N/A

N/A
45,404
N/A
Apache Corp.
COM
037411105
1,222,102
14,516
14,516
N/A
N/A

N/A
14,516
N/A
Apple Computer Inc.
COM
037833100
5,798,018
23,051
23,051
N/A
N/A

N/A
23,051
N/A
AT&T Inc.
COM
00206R102
3,810,046
157,505
157,505
N/A
N/A

N/A
157,505
N/A
Automatic Data Processing
COM
053015103
742,797
18,450
18,450
N/A
N/A

N/A
18,450
N/A
Baker Hughes Inc.
COM
057224107
2,187,330
52,618
52,618
N/A
N/A

N/A
52,618
N/A
Bank of America Corp.
COM
060505104
3,918,340
272,675
272,675
N/A
N/A

N/A
272,675
N/A
Bank of New York Mellon Corp.
COM
064058100
1,657,316
67,125
67,125
N/A
N/A

N/A
67,125
N/A
Boeing Company
COM
097023105
1,270,625
20,249
20,249
N/A
N/A

N/A
20,249
N/A
Bristol-Myers Squibb
COM
110122108
2,688,233
107,788
107,788
N/A
N/A

N/A
107,788
N/A
Brocade Communications
Systems
COM NEW
111621306
778,990
150,967
150,967
N/A
N/A

N/A
150,967
N/A
Caterpillar Inc.
COM
149123101
1,342,865
22,355
22,355
N/A
N/A

N/A
22,355
N/A
ChevronTexaco Corp.
COM
166764100
3,527,159
51,977
51,977
N/A
N/A

N/A
51,977
N/A
Chubb Corp.
COM
171232101
662,633
13,250
13,250
N/A
N/A

N/A
13,250
N/A
Cisco Systems
COM
17275R102
3,546,048
166,403
166,403
N/A
N/A

N/A
166,403
N/A
Citigroup Inc.
COM
172967101
2,008,404
534,150
534,150
N/A
N/A

N/A
534,150
N/A
Coca Cola Co.
COM
191216100
3,394,928
67,736
67,736
N/A
N/A

N/A
67,736
N/A
Colgate Palmolive Co.
COM
194162103
1,490,612
18,926
18,926
N/A
N/A

N/A
18,926
N/A
ConocoPhillips
COM
20825C104
2,146,313
43,722
43,722
N/A
N/A

N/A
43,722
N/A
Costco Wholesale Inc.
COM
22160K105
1,728,571
31,526
31,526
N/A
N/A

N/A
31,526
N/A
D R Horton Inc
COM
23331A109
1,017,867
103,547
103,547
N/A
N/A

N/A
103,547
N/A
Deere & Co.
COM
244199105
1,686,492
30,289
30,289
N/A
N/A

N/A
30,289
N/A
Dominion Resources Inc.
COM
25746U109
1,117,184
28,838
28,838
N/A
N/A

N/A
28,838
N/A
Du Pont (EI) De Nemours
COM
263534109
2,036,936
58,888
58,888
N/A
N/A

N/A
58,888
N/A
Ecolab Inc.
COM
278865100
432,259
9,625
9,625
N/A
N/A

N/A
9,625
N/A
Edison International
COM
281020107
932,156
29,387
29,387
N/A
N/A

N/A
29,387
N/A
EMC Corp.
COM
268648102
2,257,580
123,365
123,365
N/A
N/A

N/A
123,365
N/A
Exxon Mobil Corp.
COM
30231G102
5,817,488
101,936
101,936
N/A
N/A

N/A
101,936
N/A
Ford Motor Co.
COM PAR $0.01
345370860
1,679,076
166,575
166,575
N/A
N/A

N/A
166,575
N/A
Franklin Resources
COM
354613101
2,013,743
23,364
23,364
N/A
N/A

N/A
23,364
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
1,549,975
26,213
26,213
N/A
N/A

N/A
26,213
N/A
General Electric
COM
369604103
4,316,050
299,310
299,310
N/A
N/A

N/A
299,310
N/A
Genzyme General
COM
372917104
880,910
17,351
17,351
N/A
N/A

N/A
17,351
N/A
Gilead Sciences Inc.
COM
375558103
1,037,827
30,275
30,275
N/A
N/A

N/A
30,275
N/A
Goldman Sachs Group Inc.
COM
38141G104
2,195,491
16,725
16,725
N/A
N/A

N/A
16,725
N/A
Google Inc.
CL A
38259P508
2,413,854
5,425
5,425
N/A
N/A

N/A
5,425
N/A
Halliburton Co.
COM
406216101
1,338,932
54,539
54,539
N/A
N/A

N/A
54,539
N/A
Heinz (H.J.) Co.
COM
423074103
1,764,457
40,825
40,825
N/A
N/A

N/A
40,825
N/A
Hewlett-Packard
COM
428236103
3,526,108
81,472
81,472
N/A
N/A

N/A
81,472
N/A
Home Depot
COM
437076102
2,018,766
71,919
71,919
N/A
N/A

N/A
71,919
N/A
Honeywell International
COM
438516106
2,268,619
58,125
58,125
N/A
N/A

N/A
58,125
N/A
Intel Corp.
COM
458140100
3,077,185
158,210
158,210
N/A
N/A

N/A
158,210
N/A
International Business Machines
COM
459200101
4,690,635
37,987
37,987
N/A
N/A

N/A
37,987
N/A
J C Penney Co.
COM
708160106
1,041,780
48,500
48,500
N/A
N/A

N/A
48,500
N/A
Johnson & Johnson
COM
478160104
4,445,151
75,265
75,265
N/A
N/A

N/A
75,265
N/A
JP Morgan Chase & Company
COM
46625H100
4,025,379
109,953
109,953
N/A
N/A

N/A
109,953
N/A
Kellogg Company
COM
487836108
1,130,140
22,468
22,468
N/A
N/A

N/A
22,468
N/A
Kohls Corp.
COM
500255104
1,622,125
34,150
34,150
N/A
N/A

N/A
34,150
N/A
Lockheed Martin Inc.
COM
539830109
1,711,265
22,970
22,970
N/A
N/A

N/A
22,970
N/A
Lowe's Companies
COM
548661107
447,198
21,900
21,900
N/A
N/A

N/A
21,900
N/A
Marathon Oil Company
COM
565849106
1,228,397
39,511
39,511
N/A
N/A

N/A
39,511
N/A
McDonald's Corp.
COM
580135101
3,362,137
51,042
51,042
N/A
N/A

N/A
51,042
N/A
Medco Health Solutions Inc.
COM
58405U102
1,221,399
22,175
22,175
N/A
N/A

N/A
22,175
N/A
Medtronic Inc.
COM
585055106
2,168,583
59,790
59,790
N/A
N/A

N/A
59,790
N/A
MetLife Inc.
COM
59156R108
1,538,720
40,750
40,750
N/A
N/A

N/A
40,750
N/A
Microsoft Corp.
COM
594918104
5,492,349
238,694
238,694
N/A
N/A

N/A
238,694
N/A
Morgan Stanley
COM NEW
617446448
1,734,344
74,724
74,724
N/A
N/A

N/A
74,724
N/A
Murphy Oil Corp
COM
626717102
532,663
10,750
10,750
N/A
N/A

N/A
10,750
N/A
NextEra Energy Inc.
COM
65339F101
1,820,503
37,336
37,336
N/A
N/A

N/A
37,336
N/A
Nike Inc.
CL B
654106103
510,003
7,550
7,550
N/A
N/A

N/A
7,550
N/A
Occidental Petroluem Corp.
COM
674599105
568,981
7,375
7,375
N/A
N/A

N/A
7,375
N/A
Oracle Corp.
COM
68389X105
3,186,488
148,485
148,485
N/A
N/A

N/A
148,485
N/A
PepsiCo Inc.
COM
713448108
3,311,718
54,335
54,335
N/A
N/A

N/A
54,335
N/A
Pfizer Inc.
COM
717081103
3,739,443
262,233
262,233
N/A
N/A

N/A
262,233
N/A
PG&E Corp.
COM
69331C108
1,085,739
26,417
26,417
N/A
N/A

N/A
26,417
N/A
Procter & Gamble
COM
742718109
4,355,988
72,624
72,624
N/A
N/A

N/A
72,624
N/A
Prudential Financial Inc.
COM
744320102
2,225,602
41,476
41,476
N/A
N/A

N/A
41,476
N/A
Public Service Enterprise Group
COM
744573106
460,551
14,700
14,700
N/A
N/A

N/A
14,700
N/A
Qualcomm Inc.
COM
747525103
2,816,851
85,775
85,775
N/A
N/A

N/A
85,775
N/A
Raytheon Company
COM NEW
755111507
1,342,290
27,739
27,739
N/A
N/A

N/A
27,739
N/A
Schlumberger Ltd.
COM
806857108
2,164,237
39,108
39,108
N/A
N/A

N/A
39,108
N/A
Schwab (Charles) Corp.
COM
808513105
522,888
36,875
36,875
N/A
N/A

N/A
36,875
N/A
Southern Co.
COM
842587107
1,280,348
38,472
38,472
N/A
N/A

N/A
38,472
N/A
Sysco Corp.
COM
871829107
587,828
20,575
20,575
N/A
N/A

N/A
20,575
N/A
Target Corp.
COM
87612E106
2,342,803
47,647
47,647
N/A
N/A

N/A
47,647
N/A
Time Warner Cable Inc
COM
88732J207
1,433,502
27,525
27,525
N/A
N/A

N/A
27,525
N/A
United Health Group Inc.
COM
91324P102
1,733,820
61,050
61,050
N/A
N/A

N/A
61,050
N/A
United Parcel Service Class B
CL B
911312106
3,073,482
54,025
54,025
N/A
N/A

N/A
54,025
N/A
United Technologies Corp.
COM
913017109
2,836,178
43,694
43,694
N/A
N/A

N/A
43,694
N/A
Unum Group
COM
91529Y106
929,715
42,844
42,844
N/A
N/A

N/A
42,844
N/A
US Bancorp Inc.
COM NEW
902973304
1,582,045
70,785
70,785
N/A
N/A

N/A
70,785
N/A
Valero Energy
COM
91913Y100
864,712
48,093
48,093
N/A
N/A

N/A
48,093
N/A
Verizon Communications
COM
92343V104
2,538,024
90,579
90,579
N/A
N/A

N/A
90,579
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
348,181
10,583
10,583
N/A
N/A

N/A
10,583
N/A
Viacom Inc. Class B
CL B
92553P201
1,720,895
54,858
54,858
N/A
N/A

N/A
54,858
N/A
Walgreen Co.
COM
931422109
472,590
17,700
17,700
N/A
N/A

N/A
17,700
N/A
Wal-Mart Stores
COM
931142103
2,716,099
56,503
56,503
N/A
N/A

N/A
56,503
N/A
Walt Disney Co.
COM DISNEY
254687106
2,596,262
82,421
82,421
N/A
N/A

N/A
82,421
N/A
Wells Fargo & Company
COM
949746101
3,492,557
136,428
136,428
N/A
N/A

N/A
136,428
N/A
Zimmer Holdings Inc.
COM
98956P102
1,112,079
20,575
20,575
N/A
N/A

N/A
20,575
N/A



201,719,312
6,579,988
6,579,988




6,579,988